Income Taxes	9 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

Note 5– Income Taxes

The Company follows Accounting Standards Codification 740, Accounting for Income Taxes.

The Company did not have taxable income for the period from inception (March 26, 2012) through December 31, 2012. The Company’s deferred tax assets consisted of the following as of December 31, 2012

2012

Net operating losses carried forward	$25,998
Valuation allowance	(25,998)

Net deferred income tax asset	—

The Company has net operating losses carried forward of $74,279 available to offset taxable income in future years which expire in fiscal year ended 2022.